Annual Fund Operating Expenses - Strategic Bond Fund - Strategic Bond Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%